Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Oct. 08, 2015
Document And Entity Information
Entity Registrant Name	FlexFridge, Inc.
Entity Central Index Key	0001630391
Document Type	10-Q
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		345,610,950
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015